Auditors' Fee	12 Months Ended
Dec. 31, 2020
Auditors' Fee

Note 6 Auditors’ Fee

	Year Ended December 31,
	2020	2019
Ernst & Young AB
Audit services	4,449	645
Other audit activities	3,774	3,343
Other services	0	98
Total	8,223	4,086

KPMG
Audit services	102	—
Other audit activities	2,552	—
Total	2,654	—

Other auditors
Audit services	102	—
Total	102	—

Total audit fee	10,979	4,086

Audit assignments relate to the statutory audit of the financial statements and the accounts, as well as the management of the Board of Directors and the CEO. This includes other responsibilities that it is incumbent upon the company’s auditor to perform including providing advice or any other assistance that may result from observations in such review or the conduct of such other responsibilities.

Other auditing activities are those services in accordance with a special agreement on financial statements. Other services include advice on accounting issues and advice on processes and internal control.

Parent Company
Auditors' Fee

Note 5 Auditors’ Fee

	Year Ended December 31,
	2020	2019
Ernst & Young AB
Audit services	4,449	645
Other audit activities	3,774	3,343
Other services	0	98
Total	8,223	4,086

Audit assignments relate to the statutory audit of the financial statements and the accounts, as well as the management of the Board of Directors and the CEO. This includes other responsibilities that it is incumbent upon the company’s auditor to perform including providing advice or any other assistance that may result from observations in such review or the conduct of such other responsibilities.

Other auditing activities are those services in accordance with a special agreement on financial statements. Other services include advice on accounting issues and advice on processes and internal control.